Net Loss Per Share - Summary of Earning Per Shares Basic and Diluted (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares
Earnings Per Share [Abstract]
Net loss attributable to Gracell Biotechnologies Inc.'s shareholders	¥ (304,888)	$ (45,518)	¥ (193,884)
Accretion of convertible redeemable preferred shares to redemption value	0	0	(1,989)
Net loss attributable to Gracell Biotechnologies Inc.'s ordinary shareholders	¥ (304,888)	$ (45,518)	¥ (195,873)
Weighted-average number of ordinary shares outstanding—basic	338,244,214	338,244,214	320,415,223
Weighted-average number of ordinary shares outstanding—diluted	338,244,214	338,244,214	320,415,223
Net loss per share attributable to Gracell Biotechnologies Inc.'s ordinary shareholders—basic | (per share)	¥ (0.9)	$ (0.13)	¥ (0.61)
Net loss per share attributable to Gracell Biotechnologies Inc.'s ordinary shareholders—diluted | (per share)	¥ (0.9)	$ (0.13)	¥ (0.61)